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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                  202.261.3300



                                September 3, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Division of Investment Management

Re: UBS Money Series - UBS Cash Reserves Fund & UBS Liquid Assets Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (Securities Act File No. 333-52965; Investment Company Act File
      No. 811-08767)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned has been authorized by UBS Money Series (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1. the form of Prospectus for each of UBS Cash Reserves Fund and UBS Liquid Assets Fund, each a series of UBS Money Series, dated August 30, 2004 that would have been filed under Rule 497(c) under the 1933 Act does not differ from the form contained in the Trust's most recent amendment to its registration statement, Post-Effective Amendment No. 17, which was filed on August 30, 2004; and

2.    the text of Post-Effective Amendment No. 17 was filed electronically.

If you have any questions regarding the foregoing, please call the undersigned at (202) 261-3439.


Sincerely,

/s/ Maureen Magner

Maureen Magner